Revenue from service contracts (Details) - Asset Management - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Servicing fees	$ (409)	$ (389)	$ (1,451)	$ (1,898)	$ (2,494)	$ (291)
Performance allocation	0	0	0	0	0	0
Management fees
Disaggregation of Revenue [Line Items]
Fee revenue	1,851	2,763	7,900	8,179	11,131	9,134
Incentive fees
Disaggregation of Revenue [Line Items]
Fee revenue	$ 431	$ 742	$ 1,208	$ 2,653	$ 3,198	$ 1,283